SEGMENT REPORTING - Reconciliation of income before taxes to adjusted EBITDA (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SEGMENT REPORTING
Income before taxes	R$ 2,524,447	R$ 5,463,715	R$ 9,346,605
Financial result, net	1,214,621	2,023,487	1,106,122
INCOME BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	3,739,068	7,487,202	10,452,727
Depreciation and amortization	3,683,585	3,126,247	3,047,212
Results in operations with subsidiary and joint ventures		(808,367)
Impairment of financial assets	10,249	30,910	10,728
Recovery of Eletrobras Compulsory Loan		(100,860)
Impairment of assets	1,964,504	199,627
Equity in earnings of unconsolidated companies	(95,622)	(464,467)	(827,606)
Operational income (Loss) before financial income (expenses) and taxes proportional to Joint Ventures and associate companies	410,589	634,007	1,301,661
Depreciation and amortization proportional to joint ventures and associate companies	361,349	212,046	217,165
Tax credits/provisions recovery		528,964	(699,854)
Adjusted EBITDA	R$ 10,073,722	R$ 10,845,309	R$ 13,502,034